Concentrations (Tables)	6 Months Ended
Mar. 31, 2025
Concentrations [Abstract]
Schedule of Concentration of Customers

Concentration of customers

	For the six months ended March 31,
Revenues	2025	%	2024	%
	(Unaudited)		(Unaudited)
Company A	*	*	250,000	50.24
Company B	*	*	209,974	42.19
Company N	287	100.00	11,685	2.34
	$287	100.00	$459,974	92.43
Accounts receivable	As of March 31, 2025%		As of September 30, 2024%
	(Unaudited)		(Unaudited)
Company H	4,009	31.18	4,155	31.95
Company I	8,849	68.82	8,849	68.05
	$12,858	100.00	$13,004	100.00
*	represents the % is below 10% which is not presented.